Share Capital and Reserves (Details) - Schedule of outstanding stock options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of outstanding stock options [Abstract]
Number of Outstanding, Balance	129,451	90,255
Weighted Average Excercise Price, Balance	$ 63.6	$ 55.5
Number of Outstanding, Balance	227,788	129,451
Weighted Average Excercise Price, Balance	$ 37.13	$ 63.6
Number of Outstanding, Granted	104,520	64,015
Weighted Average Excercise Price, Granted	$ 6.19	$ 73.05
Number of Outstanding, Exercised		(7,869)
Weighted Average Excercise Price, Exercised		$ 49.8
Number of Outstanding, Forfeited	(6,183)	(16,950)
Weighted Average Excercise Price, Forfeited	$ 92.81	$ 50.85